Leases - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - Mexico [Member] - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 3,707,668	$ 1,534,891	$ 1,386,944
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,162,457	720,071	656,672
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	835,157	434,079	361,797
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	665,499	208,106	214,803
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	524,911	116,597	70,334
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	316,356	43,150	55,225
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 203,288	$ 12,888	$ 28,113